April 1, 2022

SUBMISSION VIA EDGAR

Public Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

Re: EnergieInvesting.com Inc. Public Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, EnergieInvesting.com Inc. (the "Company"), we are submitting a Public Registration Statement on Form S-1 (the "Registration Statement") via EDGAR to the Securities and Exchange Commission (the "SEC") for public review. The Registration Statement submitted herewith relates to the initial registration under Section 12(b) of the Securities Exchange Act of 1934, as amended (the "Exchange Act Registration") of the Company's common stock.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions at least 15 days before the Company commences its road show.

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to call me at 321-206-3603 or email me at andrew@easlerlaw.com.

Very truly yours, /s/ Andrew Easler______ Andrew Easler